Leases - maturity of operating lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturity of operating lease liabilities under the Group's operating leases
2026	¥ 8,592
2027	8,258
2028	4,121
Total lease payment	20,971
Less: interest	(1,467)
Present value of operating lease liabilities	¥ 19,504	¥ 19,603